CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 2,963	$ 23,947